Average Annual Total Returns - Invesco MSCI World SRI Index Fund	Class A Inception Date	Class A 1 Year	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 Since Inception	Class R6 Inception Date	Class R6 1 Year	Class R6 Since Inception	MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year		MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception		MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year		MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception		Custom Invesco MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year		Custom Invesco MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception		Lipper Global Multi-Cap Core Funds Index 1 Year	Lipper Global Multi-Cap Core Funds Index Since Inception
Total	Jul. 01, 2016	6.41%	7.57%	6.04%	6.88%	4.04%	5.74%	Jul. 01, 2016	10.69%	8.10%	Jul. 01, 2016	12.25%	8.63%	Jul. 01, 2016	12.86%	9.19%	Jul. 01, 2016	12.86%	9.19%	Jul. 01, 2016	12.86%	9.19%	19.86%	[1]	15.24%	[1]	15.90%	[1]	13.37%	[1]	14.88%	[2]	13.15%	[2]	15.25%	12.31%

[1]	Effective June 29, 2020, the Fund changed its benchmark index from MSCI World Index to the MSCI World SRI Index. These changes were made in connection with repositioning the Fund to an index-based strategy that seeks to track the performance (before fees and expenses) of the MSCI World SRI Index.
[2]	The Custom Invesco MSCI World SRI Index is composed of the MSCI World Index through June 30, 2020, and the MSCI World SRI Index thereafter.